JPMorgan Europe Dynamic Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EUROPE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.41%	10.30%	8.52%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	41.99%	11.93%	8.47%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.49%	11.21%	7.97%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.38%	9.39%	6.88%